Stock-Based Compensation - Overview (Details) - UScellular - Common Shares	Dec. 31, 2020 shares
Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved (in shares)	12,193,000
Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved (in shares)	105,000